Deferred Premium Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2017
Insurance Contracts [Abstract]
Schedule of deferred premium acquisition costs
Changes in deferred premium acquisition costs for the years ended December 31 were as follows:

	2018	2017
Balance – January 1	927.5	693.1
Premium acquisition costs deferred	3,012.1	2,380.2
Amortization	(2,812.5)	(2,140.7)
Divestiture of subsidiary (note 23)	—	(15.8)
Foreign exchange effect and other	0.2	10.7
Balance – December 31	1,127.3	927.5